Portfolio of Investments
Tri-Continental Corporation, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 67.8%
Issuer	Shares	Value ($)
Communication Services 5.9%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	190,000	5,958,400
Verizon Communications, Inc.	491,500	29,062,395
Total		35,020,795
Interactive Media & Services 3.7%
Alphabet, Inc., Class A(a)	29,200	34,365,188
Facebook, Inc., Class A(a)	157,800	26,303,682
Total		60,668,870
Total Communication Services		95,689,665
Consumer Discretionary 6.9%
Automobiles 0.8%
General Motors Co.	150,000	5,565,000
Harley-Davidson, Inc.	194,200	6,925,172
Total		12,490,172
Diversified Consumer Services 0.1%
H&R Block, Inc.	68,300	1,635,102
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	75,000	3,804,000
Extended Stay America, Inc.	320,000	5,744,000
Six Flags Entertainment Corp.	95,000	4,688,250
Starbucks Corp.	215,500	16,020,270
Total		30,256,520
Internet & Direct Marketing Retail 1.8%
Amazon.com, Inc.(a)	9,650	17,184,237
Booking Holdings, Inc.(a)	7,100	12,388,861
Total		29,573,098
Leisure Products 0.3%
Hasbro, Inc.	47,500	4,038,450
Multiline Retail 0.6%
Kohl’s Corp.	151,300	10,404,901
Specialty Retail 1.0%
Advance Auto Parts, Inc.	42,300	7,213,419
Best Buy Co., Inc.	64,500	4,583,370
Common Stocks (continued)
Issuer	Shares	Value ($)
Foot Locker, Inc.	17,000	1,030,200
Home Depot, Inc. (The)	21,500	4,125,635
Total		16,952,624
Textiles, Apparel & Luxury Goods 0.4%
Ralph Lauren Corp.	18,300	2,373,144
Tapestry, Inc.	120,000	3,898,800
Total		6,271,944
Total Consumer Discretionary		111,622,811
Consumer Staples 5.3%
Food & Staples Retailing 1.3%
Walgreens Boots Alliance, Inc.	191,750	12,132,023
Walmart, Inc.	91,200	8,894,736
Total		21,026,759
Food Products 1.5%
ConAgra Foods, Inc.	250,000	6,935,000
General Mills, Inc.	185,000	9,573,750
Tyson Foods, Inc., Class A	103,300	7,172,119
Total		23,680,869
Household Products 0.8%
Kimberly-Clark Corp.	84,650	10,488,135
Procter & Gamble Co. (The)	19,500	2,028,975
Total		12,517,110
Tobacco 1.7%
Altria Group, Inc.	203,400	11,681,262
Philip Morris International, Inc.	189,000	16,705,710
Total		28,386,972
Total Consumer Staples		85,611,710
Energy 3.7%
Energy Equipment & Services 0.0%
National Oilwell Varco, Inc.	15,300	407,592
Oil, Gas & Consumable Fuels 3.7%
BP PLC, ADR	185,000	8,088,200
Chevron Corp.(b)	39,800	4,902,564
ConocoPhillips Co.	236,400	15,777,336
HollyFrontier Corp.	52,600	2,591,602
Marathon Petroleum Corp.	82,500	4,937,625
Tri-Continental Corporation | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Suncor Energy, Inc.	230,000	7,458,900
Valero Energy Corp.	180,700	15,328,781
Total		59,085,008
Total Energy		59,492,600
Financials 9.8%
Banks 3.6%
Bank of America Corp.	600,500	16,567,795
BB&T Corp.	125,000	5,816,250
Citigroup, Inc.	299,500	18,634,890
Comerica, Inc.	30,700	2,250,924
JPMorgan Chase & Co.	80,000	8,098,400
PacWest Bancorp	195,000	7,333,950
Total		58,702,209
Capital Markets 2.8%
Ares Capital Corp.	450,000	7,713,000
Bank of New York Mellon Corp. (The)	20,100	1,013,643
CME Group, Inc.	28,600	4,706,988
Franklin Resources, Inc.	58,600	1,942,004
Intercontinental Exchange, Inc.	167,600	12,761,064
S&P Global, Inc.	46,700	9,832,685
T. Rowe Price Group, Inc.	41,100	4,114,932
TCG BDC, Inc.	275,000	3,982,000
Total		46,066,316
Consumer Finance 0.8%
Capital One Financial Corp.	152,000	12,416,880
Diversified Financial Services 0.3%
Voya Financial, Inc.	100,300	5,010,988
Insurance 1.6%
Allstate Corp. (The)	106,600	10,039,588
MetLife, Inc.	60,700	2,583,999
Prudential Financial, Inc.	135,200	12,422,176
Total		25,045,763
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	92,500	3,196,800
Starwood Property Trust, Inc.	350,000	7,822,500
Total		11,019,300
Total Financials		158,261,456
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.4%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.(a)	43,670	5,903,311
Amgen, Inc.	8,700	1,652,826
BioMarin Pharmaceutical, Inc.(a)	36,700	3,260,061
Gilead Sciences, Inc.	141,300	9,185,913
Vertex Pharmaceuticals, Inc.(a)	29,090	5,351,105
Total		25,353,216
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	20,000	1,598,800
Baxter International, Inc.	137,300	11,163,863
Total		12,762,663
Health Care Providers & Services 1.6%
AmerisourceBergen Corp.	12,850	1,021,832
Cardinal Health, Inc.	244,690	11,781,824
HCA Healthcare, Inc.	24,300	3,168,234
McKesson Corp.	81,000	9,481,860
Total		25,453,750
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	23,500	1,888,930
Pharmaceuticals 5.4%
Allergan PLC	10,200	1,493,382
Bristol-Myers Squibb Co.	401,500	19,155,565
Eli Lilly & Co.	127,300	16,518,448
Johnson & Johnson	124,400	17,389,876
Merck & Co., Inc.	277,600	23,087,992
Mylan NV(a)	63,700	1,805,258
Pfizer, Inc.	187,500	7,963,125
Total		87,413,646
Total Health Care		152,872,205
Industrials 5.6%
Aerospace & Defense 1.7%
Boeing Co. (The)	53,400	20,367,828
Lockheed Martin Corp.	26,500	7,954,240
Total		28,322,068
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	35,000	3,910,900

2	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.8%
Southwest Airlines Co.	250,000	12,977,500
Electrical Equipment 0.7%
Rockwell Automation, Inc.	60,100	10,545,146
Industrial Conglomerates 0.6%
Honeywell International, Inc.	59,600	9,471,632
Machinery 0.8%
Snap-On, Inc.	84,800	13,272,896
Professional Services 0.1%
Robert Half International, Inc.	26,200	1,707,192
Road & Rail 0.4%
CSX Corp.	22,500	1,683,450
Union Pacific Corp.	27,200	4,547,840
Total		6,231,290
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	105,000	4,328,100
Total Industrials		90,766,724
Information Technology 14.9%
Communications Equipment 2.1%
Cisco Systems, Inc.	569,000	30,720,310
F5 Networks, Inc.(a)	21,500	3,373,995
Total		34,094,305
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	175,000	5,792,500
IT Services 3.6%
Automatic Data Processing, Inc.	25,000	3,993,500
International Business Machines Corp.	42,500	5,996,750
MasterCard, Inc., Class A	94,800	22,320,660
VeriSign, Inc.(a)	84,000	15,251,040
Visa, Inc., Class A	70,200	10,964,538
Total		58,526,488
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	47,700	5,021,379
Broadcom, Inc.	87,700	26,372,267
Intel Corp.	155,000	8,323,500
Lam Research Corp.	50,000	8,950,500
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	96,300	5,491,989
Texas Instruments, Inc.	75,000	7,955,250
Total		62,114,885
Software 3.1%
Adobe, Inc.(a)	64,600	17,215,254
Fortinet, Inc.(a)	32,700	2,745,819
Microsoft Corp.	166,100	19,589,834
VMware, Inc., Class A	55,600	10,036,356
Total		49,587,263
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	86,150	16,364,192
HP, Inc.	316,900	6,157,367
NetApp, Inc.	31,300	2,170,342
Western Digital Corp.	125,000	6,007,500
Total		30,699,401
Total Information Technology		240,814,842
Materials 1.5%
Chemicals 1.1%
DowDuPont, Inc.	70,000	3,731,700
LyondellBasell Industries NV, Class A	162,600	13,671,408
Total		17,403,108
Metals & Mining 0.4%
Nucor Corp.	117,800	6,873,630
Total Materials		24,276,738
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	42,500	6,058,800
American Tower Corp.	28,700	5,655,622
Digital Realty Trust, Inc.	52,500	6,247,500
Duke Realty Corp.	132,500	4,051,850
Host Hotels & Resorts, Inc.	649,800	12,281,220
Simon Property Group, Inc.	43,400	7,907,914
Total		42,202,906
Total Real Estate		42,202,906

Tri-Continental Corporation | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 0.8%
American Electric Power Co., Inc.	25,000	2,093,750
Edison International	67,500	4,179,600
Exelon Corp.	126,400	6,336,432
Total		12,609,782
Independent Power and Renewable Electricity Producers 0.7%
NRG Energy, Inc.	278,600	11,834,928
Multi-Utilities 0.7%
Ameren Corp.	12,200	897,310
CenterPoint Energy, Inc.	150,700	4,626,490
Public Service Enterprise Group, Inc.	86,700	5,150,847
Total		10,674,647
Total Utilities		35,119,357
Total Common Stocks (Cost $973,332,656)		1,096,731,014

Convertible Bonds 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	9,000,000	7,645,501
Gaming 0.2%
Caesars Entertainment Corp.
10/01/2024	5.000%	2,800,000	3,979,780
Health Care 0.4%
Invacare Corp.
02/15/2021	5.000%	4,000,000	3,637,003
Novavax, Inc.
02/01/2023	3.750%	6,800,000	2,448,119
Total			6,085,122
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,167,591
Independent Energy 0.5%
Chesapeake Energy Corp.
09/15/2026	5.500%	9,000,000	8,339,348
Life Insurance 0.3%
AXA SA(c)
05/15/2021	7.250%	4,100,000	4,095,892
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Endeavour Mining Corp.(c)
02/15/2023	3.000%	4,600,000	4,361,260
Oil Field Services 0.0%
Bristow Group, Inc.
06/01/2023	4.500%	3,658,000	735,932
Other Industry 0.3%
Green Plains, Inc.
09/01/2022	4.125%	4,600,000	4,401,613
Other REIT 0.7%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,700,000	4,736,186
IH Merger Sub LLC
01/15/2022	3.500%	5,300,000	6,058,323
Total			10,794,509
Pharmaceuticals 2.7%
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	5,000,000	3,350,968
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	4,500,000	4,295,582
Clovis Oncology, Inc.
05/01/2025	1.250%	7,500,000	5,848,679
Dermira, Inc.
05/15/2022	3.000%	5,200,000	4,596,788
Insmed, Inc.
01/15/2025	1.750%	6,000,000	6,059,131
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,460,000	5,403,033
Medicines Co. (The)
07/15/2023	2.750%	7,500,000	6,309,488
Radius Health, Inc.
09/01/2024	3.000%	5,000,000	4,150,000
Tilray, Inc.(c)
10/01/2023	5.000%	5,000,000	4,149,937
Total			44,163,606
Property & Casualty 0.6%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,500,000	4,139,207
MGIC Investment Corp.(c),(d)
Junior Subordinated
04/01/2063	9.000%	4,711,000	6,059,007
Total			10,198,214

4	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.3%
GNC Holdings, Inc.
08/15/2020	1.500%	5,700,000	4,638,705
Technology 0.7%
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	7,000,000	7,713,300
Veeco Instruments, Inc.
01/15/2023	2.700%	5,000,000	4,264,898
Total			11,978,198
Wireless 0.2%
Gogo, Inc.(c)
05/15/2022	6.000%	4,200,000	4,066,313
Total Convertible Bonds (Cost $144,583,529)			131,651,584

Convertible Preferred Stocks 6.3%
Issuer		Shares	Value ($)
Consumer Staples 0.3%
Household Products 0.3%
Energizer Holdings, Inc.	7.500%	40,000	3,955,149
Total Consumer Staples			3,955,149
Energy 0.3%
Energy Equipment & Services 0.3%
Nabors Industries Ltd.	6.000%	145,000	3,913,767
Total Energy			3,913,767
Financials 1.8%
Banks 0.9%
Bank of America Corp.	7.250%	5,700	7,441,920
Wells Fargo & Co.	7.500%	5,500	7,119,805
Total			14,561,725
Capital Markets 0.7%
AMG Capital Trust II	5.150%	130,000	6,597,471
Cowen, Inc.	5.625%	5,200	4,307,087
Total			10,904,558
Insurance 0.2%
Assurant, Inc.	6.500%	40,000	4,142,549
Total Financials			29,608,832
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 1.0%
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.	6.125%	130,000	8,073,138
Danaher Corp.	4.750%	7,500	7,858,500
Total			15,931,638
Total Health Care			15,931,638
Industrials 0.6%
Machinery 0.6%
Fortive Corp.	5.000%	6,000	6,317,036
Rexnord Corp.	5.750%	70,000	3,749,349
Total			10,066,385
Total Industrials			10,066,385
Information Technology 0.4%
Electronic Equipment, Instruments & Components 0.4%
Belden, Inc.	6.750%	90,000	6,543,000
Total Information Technology			6,543,000
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Crown Castle International Corp.	6.875%	7,000	8,281,000
Total Real Estate			8,281,000
Utilities 1.4%
Electric Utilities 0.5%
American Electric Power Co., Inc.	6.125%	150,000	7,623,105
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	7.000%	150,000	7,946,221
DTE Energy Co.	6.500%	140,000	7,741,107
Total			15,687,328
Total Utilities			23,310,433
Total Convertible Preferred Stocks (Cost $104,214,844)			101,610,204

Corporate Bonds & Notes 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(c)
09/15/2025	5.750%	7,850,000	7,957,160

Tri-Continental Corporation | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	7,000,000	7,852,376
Telesat Canada/LLC(c)
11/15/2024	8.875%	5,360,000	5,815,514
Total			13,667,890
Chemicals 0.5%
Starfruit Finco BV/US Holdco LLC(c)
10/01/2026	8.000%	7,900,000	7,948,601
Consumer Products 0.5%
Mattel, Inc.(c)
12/31/2025	6.750%	8,042,000	7,912,154
Electric 0.6%
Covanta Holding Corp.
07/01/2025	5.875%	4,834,000	4,916,937
01/01/2027	6.000%	5,000,000	5,000,700
Total			9,917,637
Finance Companies 1.4%
Fortress Transportation & Infrastructure Investors LLC(c)
10/01/2025	6.500%	6,000,000	5,909,892
iStar, Inc.
04/01/2022	6.000%	7,743,000	7,769,148
Springleaf Finance Corp.
03/15/2025	6.875%	8,400,000	8,664,012
Total			22,343,052
Food and Beverage 0.5%
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	4,097,000	3,679,413
Lamb Weston Holdings, Inc.(c)
11/01/2026	4.875%	3,900,000	3,952,069
Total			7,631,482
Health Care 0.6%
Quotient Ltd.(c),(e),(f)
04/15/2024	12.000%	2,170,000	2,170,000
04/15/2024	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	6,600,000	5,972,558
Total			9,072,558
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	7,655,000	7,808,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.3%
Lennar Corp.
11/29/2027	4.750%	4,400,000	4,409,526
Independent Energy 0.9%
Indigo Natural Resources LLC(c)
02/15/2026	6.875%	8,200,000	7,266,020
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	6,136,177	6,458,326
Total			13,724,346
Lodging 0.2%
Marriott Ownership Resorts, Inc.(c)
09/15/2026	6.500%	3,732,000	3,912,069
Media and Entertainment 0.7%
Lions Gate Capital Holdings LLC(c)
11/01/2024	5.875%	7,550,000	7,773,178
Meredith Corp.
02/01/2026	6.875%	3,700,000	3,892,670
Total			11,665,848
Metals and Mining 1.0%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,200,000	4,792,473
Constellium NV(c)
03/01/2025	6.625%	7,900,000	8,064,407
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	2,532,000	2,639,547
Total			15,496,427
Midstream 0.7%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,185,763
Summit Midstream Partners LP(d)
Junior Subordinated
12/31/2049	9.500%	8,400,000	7,866,205
Total			12,051,968
Oil Field Services 0.2%
SESI LLC
09/15/2024	7.750%	4,200,000	3,476,420
Other Industry 0.5%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	8,500,000	7,793,514
Packaging 1.0%
BWAY Holding Co.(c)
04/15/2025	7.250%	8,300,000	8,011,558

6	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (c)
01/15/2025	6.875%	8,490,000	8,148,422
Total			16,159,980
Pharmaceuticals 0.7%
Bausch Health Companies, Inc.(c)
01/31/2027	8.500%	7,400,000	7,848,884
Horizon Pharma, Inc.(c)
11/01/2024	8.750%	3,700,000	4,020,024
Total			11,868,908
Restaurants 0.3%
IRB Holding Corp.(c)
02/15/2026	6.750%	4,300,000	4,045,118
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,937,000	1,193,556
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	7,512,000	6,770,731
Technology 0.9%
Diebold, Inc.
04/15/2024	8.500%	8,100,000	7,264,922
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(c)
11/30/2024	10.000%	3,750,000	4,099,654
Informatica LLC(c)
07/15/2023	7.125%	3,838,000	3,920,202
Total			15,284,778
Transportation Services 0.5%
Hertz Corp. (The)(c)
06/01/2022	7.625%	1,750,000	1,792,861
Hertz Corp. (The)
10/15/2022	6.250%	6,700,000	6,354,414
Total			8,147,275
Wirelines 0.3%
Frontier Communications Corp.
09/15/2025	11.000%	8,360,000	5,506,364
Total Corporate Bonds & Notes (Cost $241,544,868)			235,765,975
Limited Partnerships 0.2%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enviva Partners LP	125,000	4,031,250
Total Energy		4,031,250
Total Limited Partnerships (Cost $3,344,375)		4,031,250

Preferred Debt 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(d)
10/30/2040	8.890%	215,000	5,880,250
Finance Companies 0.2%
GMAC Capital Trust I(d)
02/15/2040	8.099%	150,000	3,906,000
Total Preferred Debt (Cost $9,408,817)			9,786,250

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.5%
BCP Raptor LLC/EagleClaw Midstream Ventures(g),(h)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	6.879%	7,863,930	7,367,559
Total Senior Loans (Cost $7,801,715)			7,367,559

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(e),(f),(i)	16,334	0
Total Energy		0
Total Warrants (Cost $—)		0

Tri-Continental Corporation | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(j),(k)	5,588,106	5,587,547
JPMorgan U.S. Government Money Market Fund Agency Shares, 2.249%(j)	15,060,799	15,060,799
Total Money Market Funds (Cost $20,648,346)		20,648,346
Total Investments in Securities (Cost: $1,504,879,150)		1,607,592,182
Other Assets & Liabilities, Net		9,535,230
Net Assets		1,617,127,412
At March 31, 2019, securities and/or cash totaling $369,540 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	54	06/2019	USD	7,662,060	90,108	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At March 31, 2019, the total value of these securities amounted to $163,293,464, which represents 10.10% of total net assets.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2019.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2019, the total value of these securities amounted to $3,100,000, which represents 0.19% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(h)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
(i)	Negligible market value.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2019.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	25,992,417	14,492,352	(34,896,663)	5,588,106	—	—	63,492	5,587,547
8	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Tri-Continental Corporation | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	95,689,665	—	—	—	95,689,665
Consumer Discretionary	111,622,811	—	—	—	111,622,811
Consumer Staples	85,611,710	—	—	—	85,611,710
Energy	59,492,600	—	—	—	59,492,600
Financials	158,261,456	—	—	—	158,261,456
Health Care	152,872,205	—	—	—	152,872,205
Industrials	90,766,724	—	—	—	90,766,724
Information Technology	240,814,842	—	—	—	240,814,842
Materials	24,276,738	—	—	—	24,276,738
Real Estate	42,202,906	—	—	—	42,202,906
Utilities	35,119,357	—	—	—	35,119,357
Total Common Stocks	1,096,731,014	—	—	—	1,096,731,014
Convertible Bonds	—	131,651,584	—	—	131,651,584
Convertible Preferred Stocks
Consumer Staples	—	3,955,149	—	—	3,955,149
Energy	—	3,913,767	—	—	3,913,767
Financials	7,441,920	22,166,912	—	—	29,608,832
Health Care	—	15,931,638	—	—	15,931,638
Industrials	—	10,066,385	—	—	10,066,385
Information Technology	—	6,543,000	—	—	6,543,000
Real Estate	—	8,281,000	—	—	8,281,000
Utilities	—	23,310,433	—	—	23,310,433
Total Convertible Preferred Stocks	7,441,920	94,168,284	—	—	101,610,204
Corporate Bonds & Notes	—	232,665,975	3,100,000	—	235,765,975
Limited Partnerships
Energy	4,031,250	—	—	—	4,031,250
Preferred Debt	9,786,250	—	—	—	9,786,250
Senior Loans	—	7,367,559	—	—	7,367,559
Warrants
Energy	—	—	0*	—	0*
Money Market Funds	15,060,799	—	—	5,587,547	20,648,346
Total Investments in Securities	1,133,051,233	465,853,402	3,100,000	5,587,547	1,607,592,182
Investments in Derivatives
Asset
Futures Contracts	90,108	—	—	—	90,108
Total	1,133,141,341	465,853,402	3,100,000	5,587,547	1,607,682,290

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances
Warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
10	Tri-Continental Corporation | Quarterly Report 2019

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2019 (Unaudited)
Fair value measurements  (continued)
Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Tri-Continental Corporation | Quarterly Report 2019	11